Related Party Transactions - Schedule of Broken Down Revenue from Related Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Vitol Group total	$ 220.0	$ 232.4	$ 227.9
Terminaling and Throughput Fees [Member]
Related Party Transaction [Line Items]
Vitol Group total	204.0	212.9	205.5
Excess Throughput and Ancillary Services [Member]
Related Party Transaction [Line Items]
Vitol Group total	$ 16.0	$ 19.5	$ 22.4